Leases (Tables) - One Energy Enterprises Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of balance sheet information of finance lease liability
Balance sheet information related to the Company’s finance lease as of March 31, 2024 and December 31, 2023, is presented below:

	March 31, 2024	December 31, 2023
Finance lease:
Right-of-use assets	$432,424	$61,038
Lease liability, current	145,693	17,645
Lease liability, non-current	295,374	47,743

Balance sheet information related to the Company’s finance lease as of December 31, 2023, and 2022, is presented below:

	December 31,
	2023	2022
Finance lease:
Right-of-use assets	$61,038	$79,350
Lease liability, current	17,645	16,159
Lease liability, non-current	47,743	65,388

Summary of annual minimum lease payments of the finance lease liability
As of March 31, 2024, the annual minimum lease payments of the finance lease liability for each of the next five years is as follows (in whole dollars):

2024	$133,272
2025	177,696
2026	177,696
2027	20,487
2028	—
Thereafter	—

Total future minimum lease obligations	509,151

Less: imputed interest on finance lease liabilities	(68,084)

Finance lease liability – current	$145,693
Finance lease liability – non-current	$295,374

As of December 31, 2023, the annual minimum lease payments of the finance lease liability for each of the next five years is as follows (in whole dollars):

2024	$22,716
2025	22,716
2026	22,716
2027	7,572
2028	—
Thereafter	—

Total future minimum lease obligations	75,720

Less: imputed interest on finance lease liabilities	(10,332)

Finance lease liabilities – current	$17,645
Finance lease liabilities – non-current	$47,743